Document And Entity Information	6 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	BANTEC, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST EFFECTIVE AMENDMENT NO. 1
Entity Central Index Key	0001704795
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE